Intangible assets, net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
12.	Intangible assets, net
Indefinite-lived and definite-lived intangible assets, net consists of the following:

	As of December 31, 2020	As of December 31, 2019
Indefinite-lived intangible assets:
Trademarks and domains	13,882	13,882
Definite-lived intangible assets:
Trademarks and domains	14,296	—
Developed technology	91,107	72,532
Licenses	9,823	1,795
Customer relationships	35,706	3,663

Total intangible assets	$164,814	$91,872

Accumulated amortization (1)	(67,266)	(42,253)
Impairment charge	(1,053)	—

Total intangible assets, net	$96,495	$49,619

(1)
Accumulated amortization as of December 31, 2020 comprised of $56,770, $7,751 and $2,745 for developed technology, licenses and customer relationships, respectively. Accumulated amortization as of December 31, 2019 comprised of $41,605, $154 and $494 for developed technology, licenses and customer relationships, respectively.

The changes in the balance of intangible assets, net as of December 31, 2020 and December 31, 2019 consist of the following:

	As of December 31, 2020	As of December 31, 2019
Balance, beginning of year	$49,619	$37,512
Additions	14,028	24,614
Acquisitions (1)	52,501	3,663
Amortization	(21,699)	(16,137)
Impairment charge	(1,053)	—
Foreign currency translation adjustment	3,099	(33)

Balance, end of year	$96,495	$49,619

(1)	Acquired intangible assets was comprised mainly of customer relationships, trademarks and developed technology.
Amortization expense for the years ended December 31, 2020, 2019 and 2018 was classified as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Technology and product development	17,190	14,198	9,495
General and administrative	3,753	1,523	645
Selling and marketing	756	416	—

Total amortization expense	$21,699	$16,137	$10,140

The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2020, assuming no subsequent impairment of the underlying assets, is as follows:

Year	Amount
2021	16,794
2022	16,652
2023	16,641
2024	6,445
2025	6,259
2026 and thereafter	19,822

Total	$82,613

Impairment Assessments
We perform our annual assessment of possible impairment of indefinite-lived intangible assets as of December 31, 2020, or more frequently if events and circumstances indicate that an impairment may have occurred. As of December 31, 2020, we had no impairments of intangible assets with indefinite-lives. Due to the
COVID-19
pandemic and its impact on our business, we conducted interim impairment assessments during the year ended December 31, 2020. We had no impairments of intangible assets with indefinite lives during the interim periods.
In addition, due to the
COVID-19
impact, we concluded that sufficient indicators existed to require us to perform interim impairment testing of our definite-lived intangible assets. We conducted interim impairment assessments during the year ended December 31, 2020. We recognized impairment charges of $1,053 related to customer relationship assets during the second quarter ended June 30, 2020. The assets, classified as Level 3 measurements, were written down to $815 based on valuation using the Income Approach, specifically the Multi-Period Excess Earnings Method, which includes unobservable inputs, including projected revenues, costs and expenses, contributory asset charges (i.e. fixed assets, working capital and assembled workforce), and discount rate.
The full duration and total impact of
COVID-19
remains uncertain and it is difficult to predict how the recovery will unfold for global economies, the travel industry or our business. As a result, we may continue to record impairment charges in the future due to the potential long-term economic impact and near-term financial impacts of the
COVID-19
pandemic.